Derivatives - Derivatives Not Designated In Hedge - General Account (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of derivative financial instruments [Line Items]
Derivative assets, general account	€ 7,615	€ 5,912
Derivative liability, general account	7,230	7,130
Derivatives for general account [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets, general account	7,337	5,563
Derivative liability, general account	7,174	7,053
Derivatives with negative values not designated as hedges [member] | Derivatives for general account [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets, general account	6,904	5,081
Derivative liability, general account	6,879	6,716
Derivatives with negative values not designated as hedges [member] | Derivatives for general account [member] | Derivatives held as an economic hedge [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets, general account	6,808	4,933
Derivative liability, general account	4,278	4,774
Derivatives with negative values not designated as hedges [member] | Derivatives for general account [member] | Bifurcated embedded derivatives [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets, general account	5	13
Derivative liability, general account	2,588	1,937
Derivatives with negative values not designated as hedges [member] | Derivatives for general account [member] | Other [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets, general account	91	134
Derivative liability, general account	€ 12	€ 5